Finance debt (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Schedule of finance debt
	December 31, 2024				December 31, 2023
	Short-term debt	Current portion of long-term debt	Long-term debt	Total	Short-term debt	Current portion of long-term debt	Long-term debt	Total
(€ million)
Banks	2,941	269	921	4,131	2,810	600	1,116	4,526
Ordinary bonds		2,695	19,641	22,336		1,956	19,535	21,491
Sustainability-linked convertible bonds		9	928	937		9	917	926
Other financial institutions	1,297	1,609	80	2,986	1,282	356	148	1,786
	4,238	4,582	21,570	30,390	4,092	2,921	21,716	28,729

Schedule of supplier finance arrangements
(€ million)	Long-term SFAs	Current portion of long-term debt SFAs	Short-term SFAs	Total
Carrying amount at December 31, 2023	92	355	538	985
Cash flows		(412)	(432)	(844)
Non-monetary increases	451	1,013	775	2,239
Currency translation differences	2	67	25	94
Other non-monetary changes	(519)	581	32	94
Carrying amount at December 31, 2024	26	1,604	938	2,568

Schedule of fair value of long-term debt
(€ million)	December 31, 2024	December 31, 2023
Ordinary bonds and sustainability-linked bonds	21,026	21,025
Convertible sustainability-linked bonds	973	1,061
Banks	1,143	1,652
Other financial institutions	1,689	505
	24,831	24,243

Schedule of changes in liabilities arising from financing activities
(€ million)	Long-term debt and current portion of long-term debt	Short-term debt	Long-term and current portion of long-term lease liabilities	Total
2024
Carrying amount - beginning of the year	24,637	4,092	5,336	34,065
Cash flows	(1,232)	(61)	(1,205)	(2,498)
Currency translation differences	232	(303)	247	176
Changes in the scope of consolidation	855	12	50	917
Other non-monetary changes	1,660	498	2,025	4,183
Carrying amount - end of the year	26,152	4,238	6,453	36,843
2023
Carrying amount - beginning of the year	22,471	4,446	4,951	31,868
Cash flows	1,810	(1,495)	(963)	(648)
Currency translation differences	(144)	182	(116)	(78)
Changes in the scope of consolidation	38	352	13	403
Other non-monetary changes	462	607	1,451	2,520
Carrying amount - end of the year	24,637	4,092	5,336	34,065

Currency
Disclosure of detailed information about borrowings [line items]
Schedule of finance debt
	December 31, 2024				December 31, 2023
	Short term debt (€ million)	Weighted average rate (%)	Long term debt and current portion of long-term debt (€ million)	Weighted average rate (%)	Short term debt (€ million)	Weighted average rate (%)	Long term debt and current portion of long-term debt (€ million)	Weighted average rate (%)
Euro	3,518	3.0	19,547	2.5	3,469	3.3	20,293	2.4
U.S. dollar	707	4.8	6,603	5.3	614	5.5	4,342	5.9
Other currencies	13	2.2	2	2.7	9	2.5	2	5.9
	4,238		26,152		4,092		24,637

Ordinary Bonds with sustainability-linked bonds
Disclosure of detailed information about borrowings [line items]
Schedule of finance debt
(€ million)	Amount	Discount on bond issue and accrued expense	Total	Currency	Maturity	Rate %
Issuing entity
Euro Medium Term Notes
Eni SpA	1,250	23	1,273	EUR	2033	4.250
Eni SpA	1,200	14	1,214	EUR	2025	3.750
Eni SpA	1,000	60	1,060	EUR	2029	3.625
Eni SpA	1,000	26	1,026	EUR	2034	3.875
Eni SpA	1,000	13	1,013	EUR	2026	1.500
Eni SpA	1,000	11	1,011	EUR	2031	2.000
Eni SpA	1,000	5	1,005	EUR	2026	1.250
Eni SpA	1,000	4	1,004	EUR	2030	0.625
Eni SpA	800	4	804	EUR	2028	1.625
Eni SpA	750	9	759	EUR	2027	1.500
Eni SpA	750	(3)	747	EUR	2034	1.000
Eni SpA	722	9	731	USD	2027	variable
Eni SpA	650	5	655	EUR	2025	1.000
Eni SpA	600	(1)	599	EUR	2028	1.125
Eni SpA	500	4	504	EUR	2025	1.275
Eni SpA	100	4	104	EUR	2028	5.441
Eni SpA	75	1	76	EUR	2043	3.875
Eni SpA	70	1	71	EUR	2032	4.000
Eni SpA	50	1	51	EUR	2031	4.800
Eni SpA - Sustainability-linked	1,000		1,000	EUR	2028	0.375
Eni SpA - Sustainability-linked	750	15	765	EUR	2027	3.625
	15,267	205	15,472
Other bonds
Eni SpA	1,202	(20)	1,182	USD	2054	5.950
Eni SpA	962	8	970	USD	2028	4.750
Eni SpA	962	2	964	USD	2029	4.250
Eni SpA	962	(3)	959	USD	2034	5.500
Eni SpA	337	1	338	USD	2040	5.700
Eni USA Inc	385	2	387	USD	2027	7.300
Eni SpA - Sustainability-linked - Retail	2,000	64	2,064	EUR	2028	4.300
	6,810	54	6,864
	22,077	259	22,336

Convertible senior unsecured sustainability-linked bond
Disclosure of detailed information about borrowings [line items]
Schedule of finance debt
(€ million)	Amount	Discount on bond issue and accrued expense	Total	Currency	Maturity	Rate %
Issuing entity
Eni SpA - Convertible senior unsecured sustainability-linked bonds	1,000	16	1,016	EUR	2030	2.950
of which financial liabilities	920	17	937
of which equity	80	(1)	79